Premium income and premiums paid to reinsurers - Summary of Premium Income and Premiums Paid to Reinsurers (Detail) - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Insurance Premium Revenue And Premium Paid To Reinsurers Explanatory [Line Items]
Income arising from insurance contracts		€ 7,532	€ 7,867
Expenses arising from reinsurance held	[1]	1,132	1,158
Life insurance general account [member]
Disclosure Of Insurance Premium Revenue And Premium Paid To Reinsurers Explanatory [Line Items]
Income arising from insurance contracts		6,504	6,768
Expenses arising from reinsurance held	[1]	1,034	1,065
Non-Life insurance [member]
Disclosure Of Insurance Premium Revenue And Premium Paid To Reinsurers Explanatory [Line Items]
Income arising from insurance contracts		1,029	1,099
Expenses arising from reinsurance held	[1]	98	94
Accident and health insurance [member]
Disclosure Of Insurance Premium Revenue And Premium Paid To Reinsurers Explanatory [Line Items]
Income arising from insurance contracts		958	899
Expenses arising from reinsurance held	[1]	87	80
Property and casualty insurance contracts [member]
Disclosure Of Insurance Premium Revenue And Premium Paid To Reinsurers Explanatory [Line Items]
Income arising from insurance contracts		71	200
Expenses arising from reinsurance held	[1]	€ 10	€ 14

[1]	Premiums paid to reinsurers are recorded within Benefits and expenses in the income statement - refer to note Benefits and expenses.